GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 9

Exception Level
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Final Grade	Exception Initial Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation